Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 130,887	$ 78,995	$ 56,716
Other comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	9,420	(7,610)	451
Net change with respect to available-for-sale securities, net of taxes	53	(105)	23
Total other comprehensive income (loss)	9,473	(7,715)	474
Total comprehensive income	140,360	71,280	57,190
Comprehensive loss attributable to non-controlling interests	1,498	443	55
Total comprehensive income attributable to Orbotech Ltd.	$ 141,858	$ 71,723	$ 57,245